Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model ₪ / shares in Units, ₪ in Thousands	12 Months Ended
Dec. 31, 2019 ILS (₪) ₪ / shares
October 2017 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 1,109
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 1.62
Expected dividend	0.00%
Expected volatility	64.00%
Risk free interest	1.16%
Vesting conditions	four equal batches, following one, two, three and four years from their grant date
Expected term	6 years
January 2019 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 947
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.506
Expected dividend	0.00%
Expected volatility	74.00%
Risk free interest	1.45%
Vesting conditions	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018
Expected term	6 years
July 2019 [Member]
Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model [Line Items]
Fair value on grant date (in New Shekels) | ₪	₪ 325
Share price on date of grant (in New Shekels per share) | ₪ / shares	₪ 0.436
Expected dividend	0.00%
Expected volatility	75.00%
Risk free interest	1.12%
Vesting conditions	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter
Expected term	6 years